Reserve for warrants (Tables)	12 Months Ended
Aug. 31, 2021
Reserve For Warrants
Schedule of Reserve for warrants

Year ended	August 31, 2021	August 31, 2020
Balance at beginning of year	$728	$728
Warrants issued (Note 7)	878	-
Balance at end of year	$1,606	$728